Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.0%)
U.S. Government Securities (6.0%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/2026	168,150	166,304
	United States Treasury Note/Bond	4.250%	11/30/2026	40,100	40,319
	United States Treasury Note/Bond	4.250%	12/31/2026	38,000	38,226
	United States Treasury Note/Bond	4.000%	1/15/2027	5,000	5,018
	United States Treasury Note/Bond	1.500%	1/31/2027	1,510	1,470
	United States Treasury Note/Bond	4.125%	1/31/2027	17,140	17,226
	United States Treasury Note/Bond	4.125%	2/15/2027	8,200	8,244
[1]	United States Treasury Note/Bond	1.875%	2/28/2027	28,377	27,720
[1]	United States Treasury Note/Bond	4.125%	2/28/2027	114,941	115,601
	United States Treasury Note/Bond	2.500%	3/31/2027	13,602	13,386
	United States Treasury Note/Bond	4.500%	4/15/2027	7,500	7,589
	United States Treasury Note/Bond	3.750%	4/30/2027	44,230	44,301
	United States Treasury Note/Bond	4.500%	5/15/2027	10,358	10,489
	United States Treasury Note/Bond	4.625%	6/15/2027	6,800	6,905
	United States Treasury Note/Bond	4.375%	7/15/2027	26,900	27,229
	United States Treasury Note/Bond	2.750%	7/31/2027	173,265	170,713
	United States Treasury Note/Bond	0.375%	9/30/2027	14,000	13,174
	United States Treasury Note/Bond	3.875%	10/15/2027	41,594	41,804
	United States Treasury Note/Bond	0.500%	10/31/2027	14,000	13,172
	United States Treasury Note/Bond	4.125%	11/15/2027	24,500	24,749
	United States Treasury Note/Bond	4.000%	12/15/2027	400	403
	United States Treasury Note/Bond	0.625%	12/31/2027	4,286	4,024
	United States Treasury Note/Bond	4.250%	1/15/2028	31,857	32,288
	United States Treasury Note/Bond	4.250%	2/15/2028	4,100	4,158
	United States Treasury Note/Bond	3.750%	4/15/2028	48,079	48,244
	United States Treasury Note/Bond	1.250%	4/30/2028	16,000	15,111
	United States Treasury Note/Bond	1.250%	5/31/2028	9,800	9,237
	United States Treasury Note/Bond	3.625%	5/31/2028	11,000	11,007
[2]	United States Treasury Note/Bond	1.250%	6/30/2028	9,779	9,200
	United States Treasury Note/Bond	1.125%	8/31/2028	10,831	10,116
	United States Treasury Note/Bond	4.375%	8/31/2028	34,768	35,476
	United States Treasury Note/Bond	1.250%	9/30/2028	8,900	8,326
	United States Treasury Note/Bond	4.625%	9/30/2028	6,400	6,580
	United States Treasury Note/Bond	1.375%	10/31/2028	8,700	8,153
	United States Treasury Note/Bond	4.875%	10/31/2028	8,706	9,016
	United States Treasury Note/Bond	3.125%	11/15/2028	12,900	12,722
	United States Treasury Note/Bond	1.500%	11/30/2028	8,500	7,979
	United States Treasury Note/Bond	4.375%	11/30/2028	15,000	15,328
	United States Treasury Note/Bond	1.375%	12/31/2028	8,400	7,844
	United States Treasury Note/Bond	1.750%	1/31/2029	12,000	11,318
	United States Treasury Note/Bond	4.000%	1/31/2029	6,100	6,169
	United States Treasury Note/Bond	2.625%	2/15/2029	8,000	7,755
	United States Treasury Note/Bond	1.875%	2/28/2029	6,200	5,862
	United States Treasury Note/Bond	4.250%	2/28/2029	8,822	8,993
[1]	United States Treasury Note/Bond	2.375%	3/31/2029	19,000	18,240
	United States Treasury Note/Bond	4.125%	3/31/2029	4,601	4,673
	United States Treasury Note/Bond	2.875%	4/30/2029	5,800	5,656
	United States Treasury Note/Bond	4.625%	4/30/2029	15,700	16,207
	United States Treasury Note/Bond	2.375%	5/15/2029	7,700	7,380
	United States Treasury Note/Bond	2.750%	5/31/2029	5,700	5,531
	United States Treasury Note/Bond	4.500%	5/31/2029	14,300	14,709
	United States Treasury Note/Bond	4.250%	6/30/2029	18,200	18,575
	United States Treasury Note/Bond	2.625%	7/31/2029	18,700	18,032
	United States Treasury Note/Bond	4.000%	7/31/2029	30,700	31,072
	United States Treasury Note/Bond	3.125%	8/31/2029	15,154	14,866
	United States Treasury Note/Bond	3.625%	8/31/2029	5,200	5,194
	United States Treasury Note/Bond	3.500%	9/30/2029	6,500	6,463
	United States Treasury Note/Bond	3.875%	9/30/2029	19,600	19,753
	United States Treasury Note/Bond	4.125%	10/31/2029	18,400	18,712
	United States Treasury Note/Bond	3.875%	11/30/2029	11,703	11,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	11/30/2029	4,100	4,170
	United States Treasury Note/Bond	3.875%	12/31/2029	3,300	3,325
	United States Treasury Note/Bond	4.375%	12/31/2029	4,000	4,108
	United States Treasury Note/Bond	3.500%	1/31/2030	4,700	4,668
	United States Treasury Note/Bond	4.250%	1/31/2030	4,000	4,089
	United States Treasury Note/Bond	1.500%	2/15/2030	8,900	8,142
	United States Treasury Note/Bond	4.000%	2/28/2030	76,819	77,803
	United States Treasury Note/Bond	3.625%	3/31/2030	4,500	4,489
	United States Treasury Note/Bond	4.000%	3/31/2030	3,300	3,342
	United States Treasury Note/Bond	3.500%	4/30/2030	14,812	14,697
	United States Treasury Note/Bond	3.875%	4/30/2030	9,500	9,574
	United States Treasury Note/Bond	3.750%	6/30/2030	3,614	3,622
	United States Treasury Note/Bond	4.000%	7/31/2030	5,506	5,576
	United States Treasury Note/Bond	4.125%	8/31/2030	3,563	3,627
	United States Treasury Note/Bond	4.625%	9/30/2030	3,263	3,396
	United States Treasury Note/Bond	4.375%	1/31/2032	12,647	13,023
[1]	United States Treasury Note/Bond	4.125%	2/29/2032	19,785	20,100
	United States Treasury Note/Bond	2.000%	11/15/2041	37,000	26,211
	United States Treasury Note/Bond	3.125%	11/15/2041	4,655	3,906
	United States Treasury Note/Bond	3.250%	5/15/2042	1,017	862
	United States Treasury Note/Bond	3.375%	8/15/2042	1,168	1,003
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	8,675	4,311
	United States Treasury Note/Bond	4.500%	11/15/2054	1,400	1,362
Total U.S. Government and Agency Obligations (Cost $1,525,178)					1,531,211
Corporate Bonds (85.2%)
Communications (12.8%)
[3]	Altice France SA	9.500%	11/1/2029	173	177
[3]	Altice France SA	6.875%	10/15/2030	17,886	17,499
[3]	Altice France SA	6.500%	3/15/2032	56,088	53,725
[3]	Altice France SA	6.875%	7/15/2032	20,261	19,459
[3]	AMC Networks Inc.	10.250%	1/15/2029	7,449	7,823
	AMC Networks Inc.	4.250%	2/15/2029	1,130	971
[3]	AMC Networks Inc.	10.500%	7/15/2032	5,555	5,846
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	14,790	17,645
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	29,875	31,044
	Belo Corp.	7.750%	6/1/2027	24,745	25,820
	Belo Corp.	7.250%	9/15/2027	11,942	12,449
[3]	Cable One Inc.	4.000%	11/15/2030	18,018	14,237
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/2026	17,430	17,415
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	56,927	56,603
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	13,200	13,067
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	23,620	23,347
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	40,000	40,386
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	27,618	26,216
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	96,905	90,660
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	129,720	117,531
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	48,650	49,402
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	9,575	8,668
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	101,898	90,660
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	43,925	36,901
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	28,670	30,065
[3]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	49,965	51,525
[3]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	33,810	35,385
[3]	CSC Holdings LLC	5.500%	4/15/2027	16,965	15,777
[3]	CSC Holdings LLC	11.250%	5/15/2028	7,475	6,548
[3]	CSC Holdings LLC	11.750%	1/31/2029	27,857	21,963
[3]	CSC Holdings LLC	4.125%	12/1/2030	30,653	18,882
[3]	CSC Holdings LLC	3.375%	2/15/2031	38,895	23,525
[3]	CSC Holdings LLC	4.500%	11/15/2031	35,565	21,797
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	36,629	36,606
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	8.875%	2/1/2030	64,395	64,056
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	14,047	14,047
	Discovery Communications LLC	3.625%	5/15/2030	9,175	8,509
[3]	DISH Network Corp.	11.750%	11/15/2027	7,990	8,408
	EchoStar Corp.	10.750%	11/30/2029	33,510	36,898
	EchoStar Corp.	6.750%	11/30/2030	4,590	4,738
[3]	Fibercop SpA	6.375%	11/15/2033	7,050	7,002
[3]	Fibercop SpA	6.000%	9/30/2034	21,092	20,055
[3]	Fibercop SpA	7.200%	7/18/2036	27,973	28,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fibercop SpA	7.721%	6/4/2038	15,030	15,260
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	79,371	79,282
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	36,700	38,724
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	63,390	60,420
[3]	Iliad Holding SAS	7.000%	10/15/2028	42,275	42,907
[3,4]	Iliad Holding SAS	5.375%	4/15/2030	7,665	9,076
[3]	Iliad Holding SAS	8.500%	4/15/2031	52,080	55,969
[3]	Iliad Holding SAS	7.000%	4/15/2032	20,000	20,474
	Lamar Media Corp.	3.750%	2/15/2028	30,000	29,179
	Lamar Media Corp.	4.875%	1/15/2029	1,820	1,804
	Lamar Media Corp.	4.000%	2/15/2030	62,275	59,785
	Lamar Media Corp.	3.625%	1/15/2031	49,823	46,596
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	5,998	5,397
[3]	Level 3 Financing Inc.	4.875%	6/15/2029	32,475	31,167
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	2,930	2,511
[3]	Level 3 Financing Inc.	4.500%	4/1/2030	23,825	22,118
[3]	Level 3 Financing Inc.	3.875%	10/15/2030	6,000	5,397
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	67,105	68,782
[3]	Level 3 Financing Inc.	7.000%	3/31/2034	24,500	25,180
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/2027	30,475	35,137
[3]	Lumen Technologies Inc.	4.125%	4/15/2029	34,054	33,733
[3]	Lumen Technologies Inc.	4.125%	4/15/2030	12,696	12,558
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	16,238	16,006
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	2,985	2,977
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	12,653	11,921
[3]	Midcontinent Communications	8.000%	8/15/2032	30,885	31,487
[3]	Nexstar Media Inc.	5.625%	7/15/2027	24,250	24,231
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	9,150	10,589
[3,4]	Odido Holding BV	3.750%	1/15/2029	33,365	38,251
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	21,296	21,211
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/2029	9,700	9,364
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	30,371	29,281
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	22,495	23,784
	Paramount Global	4.200%	6/1/2029	8,800	8,618
	Paramount Global	7.875%	7/30/2030	4,550	5,030
	Paramount Global	4.200%	5/19/2032	8,175	7,567
	Paramount Global	6.875%	4/30/2036	6,300	6,617
	Paramount Global	4.850%	7/1/2042	9,895	7,962
	Paramount Global	4.375%	3/15/2043	11,105	8,403
	Paramount Global	5.850%	9/1/2043	1,940	1,741
	Paramount Global	6.250%	2/28/2057	27,891	27,265
	Paramount Global	6.375%	3/30/2062	20,875	20,579
[3]	ROBLOX Corp.	3.875%	5/1/2030	57,915	55,428
	Rogers Communications Inc.	7.000%	4/15/2055	8,895	9,313
	Rogers Communications Inc.	7.125%	4/15/2055	21,095	22,589
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	37,039	33,478
[3]	Sirius XM Radio LLC	3.125%	9/1/2026	3,695	3,665
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	13,400	13,027
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	17,170	16,168
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	2,680	2,432
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	53,029	50,626
[3]	Sunrise HoldCo IV BV	5.500%	1/15/2028	15,278	15,217
	TEGNA Inc.	4.625%	3/15/2028	14,555	14,405
	Telecom Italia Capital SA	6.375%	11/15/2033	1,185	1,247
	Telecom Italia Capital SA	6.000%	9/30/2034	1,358	1,391
	Telecom Italia Capital SA	7.200%	7/18/2036	14,633	15,963
	Telecom Italia Capital SA	7.721%	6/4/2038	7,265	8,099
[3,4]	United Group BV	6.500%	10/31/2031	39,530	46,247
[3]	Univision Communications Inc.	8.000%	8/15/2028	2,502	2,577
[3]	Univision Communications Inc.	4.500%	5/1/2029	19,410	18,248
[3]	Univision Communications Inc.	7.375%	6/30/2030	19,610	19,699
[3]	Univision Communications Inc.	8.500%	7/31/2031	88,866	91,029
[3]	Univision Communications Inc.	9.375%	8/1/2032	26,735	28,217
[3]	Versant Media Group Inc.	7.250%	1/30/2031	37,045	37,774
[3]	Virgin Media Finance plc	5.000%	7/15/2030	1,470	1,312
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	38,280	37,558
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	35,142	32,667
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	6,825	6,678
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	72,755	66,443
[3]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	33,179	33,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	VZ Secured Financing BV	5.000%	1/15/2032	46,082	41,905
[3]	VZ Secured Financing BV	7.500%	1/15/2033	28,495	29,025
	Warnermedia Holdings Inc.	4.054%	3/15/2029	17,150	16,660
	Warnermedia Holdings Inc.	4.279%	3/15/2032	59,483	54,534
	Warnermedia Holdings Inc.	5.050%	3/15/2042	107,673	86,397
	Warnermedia Holdings Inc.	5.141%	3/15/2052	24,966	19,037
[3]	WULF Compute LLC	7.750%	10/15/2030	57,210	59,362
[3]	Ziggo BV	4.875%	1/15/2030	54,715	51,620
					3,289,284
Consumer Discretionary (15.1%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	38,422	37,726
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	4,950	4,887
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/2029	11,215	10,800
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	44,615	45,841
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	38,180	38,822
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	123,929	117,184
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	25,615	26,483
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	7,171	7,258
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	16,724	16,930
[3]	Amer Sports Co.	6.750%	2/16/2031	27,655	28,778
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	11,606	11,029
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	28,965	29,074
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	42,548	42,610
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	21,419	21,102
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	46,432	44,299
	Asbury Automotive Group Inc.	4.500%	3/1/2028	22,880	22,672
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	28,425	27,607
	Asbury Automotive Group Inc.	4.750%	3/1/2030	11,463	11,196
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	35,440	34,102
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	5,580	5,292
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	34,479	32,467
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	8,575	8,222
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	5,100	4,915
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	1,575	1,608
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	7,825	7,953
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	22,050	22,610
	Bath & Body Works Inc.	6.694%	1/15/2027	17,487	17,861
	Bath & Body Works Inc.	5.250%	2/1/2028	1,550	1,558
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	18,735	19,225
	Bath & Body Works Inc.	6.875%	11/1/2035	5,565	5,816
	Bath & Body Works Inc.	6.750%	7/1/2036	7,515	7,777
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	9,700	11,459
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	26,670	28,687
[3]	Belron UK Finance plc	5.750%	10/15/2029	51,030	51,721
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	17,475	19,496
[3,4,5]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.754%	7/18/2030	18,790	20,979
	Boyd Gaming Corp.	4.750%	12/1/2027	85,160	84,822
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	14,505	13,971
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	8,300	8,218
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	33,750	31,956
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	31,575	32,707
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	8,405	8,826
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	3,250	3,059
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	44,785	46,102
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	22,105	22,292
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	9,500	9,063
[3]	Carnival Corp.	4.000%	8/1/2028	44,370	43,653
[3]	Carnival Corp.	5.125%	5/1/2029	14,095	14,265
[3]	Carnival Corp.	6.000%	5/1/2029	12,579	12,768
[3]	Carnival Corp.	7.000%	8/15/2029	5,905	6,208
[3]	Carnival Corp.	5.750%	3/15/2030	23,330	24,033
[3]	Carnival Corp.	5.875%	6/15/2031	21,078	21,741
[3]	Carnival Corp.	5.750%	8/1/2032	16,080	16,521
[3]	Century Communities Inc.	3.875%	8/15/2029	34,362	32,242
[3]	Century Communities Inc.	6.625%	9/15/2033	14,960	14,928
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	4,038	4,301
[3]	Churchill Downs Inc.	5.500%	4/1/2027	5,802	5,799
[3]	Churchill Downs Inc.	4.750%	1/15/2028	8,415	8,341
[3]	Churchill Downs Inc.	5.750%	4/1/2030	34,716	34,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Churchill Downs Inc.	6.750%	5/1/2031	4,860	4,979
[3]	Cinemark USA Inc.	5.250%	7/15/2028	39,770	39,594
[3]	Cinemark USA Inc.	7.000%	8/1/2032	13,935	14,463
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	28,505	29,153
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	25,609	26,582
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	17,335	20,336
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	25,885	26,597
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	29,265	30,547
[3]	CP Atlas Buyer Inc.	12.750%	1/15/2031	8,575	8,420
	Dana Inc.	5.625%	6/15/2028	4,668	4,668
	Dana Inc.	4.250%	9/1/2030	7,020	6,923
	Dana Inc.	4.500%	2/15/2032	12,495	12,230
[3]	Flutter Treasury DAC	5.875%	6/4/2031	16,405	16,631
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	9,945	9,941
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	2,975	2,972
	Ford Motor Credit Co. LLC	6.950%	3/6/2026	15,000	15,082
[3]	Forvia SE	8.000%	6/15/2030	40,700	43,166
[3,4]	Forvia SE	5.375%	3/15/2031	13,900	16,397
[3]	Forvia SE	6.750%	9/15/2033	8,565	8,704
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	26,406	27,797
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	5,685	5,646
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	54,288	51,652
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	9,860	9,795
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	15,600	14,384
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	405	368
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	27,072	24,469
	Griffon Corp.	5.750%	3/1/2028	14,690	14,682
[3]	Hanesbrands Inc.	9.000%	2/15/2031	6,263	6,613
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	9,746	9,755
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	4,755	4,597
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	16,120	16,516
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	24,090	24,543
	KB Home	4.800%	11/15/2029	15,825	15,694
	KB Home	4.000%	6/15/2031	38,745	36,500
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	24,360	24,319
[3]	LBM Acquisition LLC	6.250%	1/15/2029	35,475	32,367
[3]	LBM Acquisition LLC	9.500%	6/15/2031	18,570	19,437
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	14,550	14,174
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	37,625	39,582
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	9,535	9,502
[3]	Lithia Motors Inc.	4.625%	12/15/2027	53,445	52,992
[3]	Lithia Motors Inc.	3.875%	6/1/2029	3,463	3,308
[3]	Lithia Motors Inc.	4.375%	1/15/2031	17,655	16,834
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	5,468	5,349
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	11,300	11,363
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	13,540	14,311
	MGM Resorts International	6.500%	4/15/2032	10,150	10,308
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	9,025	9,264
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	8,272	8,043
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	15,895	16,985
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	32,510	32,509
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	41,775	42,939
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	28,725	29,026
[3]	NCL Finance Ltd.	6.125%	3/15/2028	1,880	1,920
	Newell Brands Inc.	6.375%	9/15/2027	15,688	15,700
[3]	Newell Brands Inc.	8.500%	6/1/2028	42,025	43,246
	Newell Brands Inc.	6.625%	9/15/2029	19,212	18,780
	Newell Brands Inc.	6.375%	5/15/2030	27,820	26,429
	Newell Brands Inc.	6.625%	5/15/2032	21,415	20,179
	Newell Brands Inc.	7.375%	4/1/2036	5,543	5,220
	Newell Brands Inc.	7.500%	4/1/2046	11,101	9,210
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	7,090	7,087
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	7,850	7,783
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	14,175	14,050
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	10,525	10,305
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	24,250	25,285
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	33,723	35,624
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	29,240	31,095
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	8,960	8,839
[3]	Phinia Inc.	6.625%	10/15/2032	9,420	9,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	QXO Building Products Inc.	6.750%	4/30/2032	40,390	41,895
[3]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/2033	6,604	6,675
[3]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	3,535	3,562
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/2026	39,055	39,177
	Service Corp. International	4.625%	12/15/2027	15,770	15,724
	Service Corp. International	5.125%	6/1/2029	39,290	39,392
	Service Corp. International	3.375%	8/15/2030	28,585	26,565
	Service Corp. International	4.000%	5/15/2031	58,730	55,563
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	19,805	19,724
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	28,161	27,079
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	48,110	48,795
[3]	Somnigroup International Inc.	3.875%	10/15/2031	19,802	18,295
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	5,610	5,640
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	38,311	38,078
[3]	Staples Inc.	10.750%	9/1/2029	21,180	20,664
[3]	Studio City Finance Ltd.	6.500%	1/15/2028	5,440	5,428
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	17,732	16,964
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/2027	5,967	6,025
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	23,777	23,723
	Under Armour Inc.	3.250%	6/15/2026	42,005	41,631
[3]	Vail Resorts Inc.	5.625%	7/15/2030	14,380	14,552
[3]	Vail Resorts Inc.	6.500%	5/15/2032	28,705	29,787
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	25,906	24,789
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	14,125	14,991
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	4,625	4,654
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	31,220	33,449
[3]	Viking Cruises Ltd.	5.875%	10/15/2033	41,390	42,024
[3]	Wand NewCo 3 Inc.	7.625%	1/30/2032	44,120	46,227
[3]	Wayfair LLC	7.250%	10/31/2029	28,740	29,721
[3]	Wayfair LLC	7.750%	9/15/2030	34,225	36,121
	Whirlpool Corp.	6.125%	6/15/2030	7,135	7,071
	Whirlpool Corp.	6.500%	6/15/2033	27,441	26,779
[3]	William Carter Co.	5.625%	3/15/2027	8,018	8,020
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	46,165	46,248
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	27,375	27,349
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	26,057	25,997
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	43,603	42,929
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	19,720	19,916
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	6,697	6,699
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	50,860	54,577
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	25,645	26,092
[3]	Yum! Brands Inc.	4.750%	1/15/2030	39,610	39,488
	Yum! Brands Inc.	3.625%	3/15/2031	43,307	40,654
	Yum! Brands Inc.	4.625%	1/31/2032	14,640	14,285
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	67,470	64,366
					3,857,483
Consumer Staples (3.5%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	12,300	12,531
[3,6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	3,495	3,522
	B&G Foods Inc.	5.250%	9/15/2027	36,025	34,664
[3]	B&G Foods Inc.	8.000%	9/15/2028	34,675	32,625
[3,4]	Boots Group Finco LP	5.375%	8/31/2032	13,245	15,764
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	8,820	8,808
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	13,430	13,581
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	61,896	60,903
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	71,101	68,266
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	22,365	21,652
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	88,785	89,523
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	33,526	35,121
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	5,974	5,980
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	32,663	31,539
[3]	Opal Bidco SAS	6.500%	3/31/2032	24,395	25,131
[3]	Performance Food Group Inc.	5.500%	10/15/2027	89,060	89,058
[3]	Performance Food Group Inc.	4.250%	8/1/2029	45,029	43,942
[3]	Performance Food Group Inc.	6.125%	9/15/2032	23,155	23,778
[3,4]	Picard Groupe SAS	6.375%	7/1/2029	27,380	33,042
[4]	Picard Groupe SAS	6.375%	7/1/2029	2,690	3,246
[3]	Post Holdings Inc.	5.500%	12/15/2029	25,310	25,337
[3]	Post Holdings Inc.	4.625%	4/15/2030	45,559	44,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Post Holdings Inc.	4.500%	9/15/2031	30,840	28,996
[3]	Post Holdings Inc.	6.250%	2/15/2032	17,455	17,945
[3]	Post Holdings Inc.	6.375%	3/1/2033	15,596	15,837
[3]	Prestige Brands Inc.	5.125%	1/15/2028	27,925	27,832
[3]	Prestige Brands Inc.	3.750%	4/1/2031	8,998	8,355
[3]	US Foods Inc.	6.875%	9/15/2028	2,254	2,325
[3]	US Foods Inc.	4.750%	2/15/2029	18,593	18,400
[3]	US Foods Inc.	4.625%	6/1/2030	13,663	13,408
[3]	US Foods Inc.	7.250%	1/15/2032	6,920	7,263
[3]	US Foods Inc.	5.750%	4/15/2033	27,060	27,422
					889,970
Energy (10.5%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	7,782	7,782
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	12,375	12,374
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	45,435	47,028
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	37,205	37,161
	APA Corp.	4.875%	11/15/2027	12,460	12,488
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	42,805	43,647
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	6,630	6,735
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	11,960	11,963
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	24,248	25,130
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	8,998	9,454
	Buckeye Partners LP	3.950%	12/1/2026	21,628	21,440
	Buckeye Partners LP	4.125%	12/1/2027	27,120	26,793
[3]	Buckeye Partners LP	4.500%	3/1/2028	82,078	81,268
[3]	Buckeye Partners LP	6.875%	7/1/2029	28,275	29,372
[3]	Buckeye Partners LP	6.750%	2/1/2030	25,250	26,390
	Buckeye Partners LP	5.850%	11/15/2043	16,000	15,023
[3]	California Resources Corp.	7.000%	1/15/2034	7,900	7,864
[3]	Chord Energy Corp.	6.000%	10/1/2030	8,340	8,359
[3]	Chord Energy Corp.	6.750%	3/15/2033	8,850	9,038
[3]	Civitas Resources Inc.	8.375%	7/1/2028	16,160	16,690
[3]	Civitas Resources Inc.	8.625%	11/1/2030	8,197	8,473
[3]	Civitas Resources Inc.	8.750%	7/1/2031	13,923	14,306
[3]	Civitas Resources Inc.	9.625%	6/15/2033	16,273	17,442
[3]	CNX Resources Corp.	6.000%	1/15/2029	6,825	6,861
[3]	CNX Resources Corp.	7.375%	1/15/2031	9,585	9,913
[3]	CNX Resources Corp.	7.250%	3/1/2032	27,744	28,927
	Continental Resources Inc.	4.375%	1/15/2028	21,625	21,518
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	37,555	39,820
[3]	DT Midstream Inc.	4.125%	6/15/2029	27,644	27,056
[3]	DT Midstream Inc.	4.375%	6/15/2031	45,135	43,818
[3]	Enerflex Ltd.	9.000%	10/15/2027	43,976	44,990
	EQT Corp.	4.750%	1/15/2031	27,262	27,293
[3]	Excelerate Energy LP	8.000%	5/15/2030	12,865	13,552
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	5,825	5,862
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	23,490	24,538
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	2,935	3,024
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	12,015	12,436
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	12,033	12,467
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	5,965	6,255
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	57,725	59,498
[3]	Kinetik Holdings LP	6.625%	12/15/2028	21,780	22,340
[3]	Kinetik Holdings LP	5.875%	6/15/2030	4,441	4,475
[3]	Matador Resources Co.	6.875%	4/15/2028	40,975	41,757
[3]	Matador Resources Co.	6.500%	4/15/2032	27,887	28,135
[3]	Matador Resources Co.	6.250%	4/15/2033	41,843	41,867
[3]	Noble Finance II LLC	8.000%	4/15/2030	56,730	58,828
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	57,185	58,245
	Ovintiv Inc.	7.375%	11/1/2031	26,708	29,735
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	26,745	27,117
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	65,194	65,200
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	7,132	7,734
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	36,330	37,696
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	23,400	23,827
	Range Resources Corp.	8.250%	1/15/2029	31,447	32,090
[3]	Range Resources Corp.	4.750%	2/15/2030	66,366	64,959
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	4,050	4,009
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3,250	3,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	38,555	40,392
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	4,100	4,436
	SM Energy Co.	6.750%	9/15/2026	19,200	19,217
	SM Energy Co.	6.625%	1/15/2027	1,295	1,295
	SM Energy Co.	6.500%	7/15/2028	17,875	18,005
[3]	SM Energy Co.	6.750%	8/1/2029	32,005	31,934
[3]	SM Energy Co.	7.000%	8/1/2032	53,105	51,936
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	22,138	23,683
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	6,785	7,068
[3]	Sunoco LP	7.000%	5/1/2029	15,350	15,948
[3]	Sunoco LP	5.625%	3/15/2031	25,735	25,748
[3]	Sunoco LP	7.250%	5/1/2032	14,320	15,094
[3]	Sunoco LP	6.250%	7/1/2033	27,095	27,670
[3]	Sunoco LP	5.875%	3/15/2034	18,425	18,422
[3]	Sunoco LP	7.875%	Perpetual	11,945	12,147
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	60,590	60,666
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	11,360	11,389
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	9,705	10,001
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	25,630	25,122
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	36,380	35,246
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	33,162	34,180
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	13,022	12,916
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	15,941	15,829
[3]	Transocean International Ltd.	8.250%	5/15/2029	3,250	3,268
[3]	Transocean International Ltd.	8.750%	2/15/2030	65,794	68,999
[3]	Transocean International Ltd.	8.500%	5/15/2031	9,580	9,500
[3]	Transocean International Ltd.	7.875%	10/15/2032	5,505	5,670
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	4,257	4,379
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	49,312	50,932
[3]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	34,980	35,113
[3]	Valaris Ltd.	8.375%	4/30/2030	31,576	32,928
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	65,880	62,401
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	27,288	27,826
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	33,585	31,063
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	21,215	18,755
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	52,968	57,030
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	9,490	9,601
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	63,004	64,679
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	56,065	59,867
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	8,115	8,936
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	44,505	46,619
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	8,435	9,518
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	36,655	38,835
[3]	Vital Energy Inc.	7.750%	7/31/2029	24,115	23,712
[3]	Vital Energy Inc.	7.875%	4/15/2032	37,015	35,036
[3]	Weatherford International Ltd.	6.750%	10/15/2033	40,370	41,256
					2,699,509
Financials (9.4%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/2029	37,100	38,666
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	90,825	87,226
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/2029	16,365	16,201
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	14,675	15,059
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	9,650	9,502
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	38,525	39,210
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	21,358	22,082
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	43,470	44,647
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	12,780	13,209
[3]	AmWINS Group Inc.	6.375%	2/15/2029	17,235	17,566
[3]	AmWINS Group Inc.	4.875%	6/30/2029	3,609	3,485
	Block Inc.	2.750%	6/1/2026	42,103	41,626
[3]	Block Inc.	5.625%	8/15/2030	13,285	13,485
	Block Inc.	6.500%	5/15/2032	75,505	78,362
[3]	Block Inc.	6.000%	8/15/2033	12,465	12,744
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	52,025	55,149
[3,6]	Bread Financial Holdings Inc.	6.750%	5/15/2031	10,523	10,593
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	34,155	35,817
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	59,650	59,555
[3]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	41,466	41,870
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	8,615	8,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fair Isaac Corp.	6.000%	5/15/2033	10,920	11,150
[3]	FirstCash Inc.	4.625%	9/1/2028	28,015	27,643
[3]	FirstCash Inc.	5.625%	1/1/2030	19,515	19,543
[3]	FirstCash Inc.	6.875%	3/1/2032	13,625	14,150
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	72,505	74,793
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	30,185	30,249
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	30,790	34,308
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	15,641	16,426
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	6,625	7,041
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	31,170	32,585
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	33,935	34,860
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	28,408	29,092
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	35,368	37,547
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	19,110	19,827
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	16,505	16,767
[3]	goeasy Ltd.	9.250%	12/1/2028	20,735	21,487
[3]	goeasy Ltd.	7.625%	7/1/2029	25,287	25,498
[3]	goeasy Ltd.	6.875%	5/15/2030	9,785	9,622
[3]	goeasy Ltd.	7.375%	10/1/2030	10,925	10,900
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	43,187	44,488
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	27,306	28,175
[3]	HUB International Ltd.	5.625%	12/1/2029	12,065	12,031
[3]	HUB International Ltd.	7.250%	6/15/2030	62,475	65,254
[3]	HUB International Ltd.	7.375%	1/31/2032	16,565	17,175
[3]	Intesa Sanpaolo SpA	5.710%	1/15/2026	32,725	32,787
[3]	Intesa Sanpaolo SpA	4.198%	6/1/2032	9,050	8,587
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	52,160	52,482
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/2031	31,498	31,697
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	18,845	19,494
	Navient Corp.	6.750%	6/15/2026	910	920
	Navient Corp.	4.875%	3/15/2028	6,790	6,643
	Navient Corp.	5.500%	3/15/2029	39,865	39,116
	Navient Corp.	9.375%	7/25/2030	7,152	7,861
	Navient Corp.	7.875%	6/15/2032	26,540	27,434
	Navient Corp.	5.625%	8/1/2033	6,576	5,938
	OneMain Finance Corp.	7.125%	3/15/2026	7,521	7,573
	OneMain Finance Corp.	3.500%	1/15/2027	20,735	20,396
	OneMain Finance Corp.	3.875%	9/15/2028	47,215	45,572
	OneMain Finance Corp.	6.625%	5/15/2029	30,170	31,052
	OneMain Finance Corp.	6.125%	5/15/2030	4,345	4,395
	OneMain Finance Corp.	4.000%	9/15/2030	21,800	20,271
	OneMain Finance Corp.	6.750%	3/15/2032	16,550	16,795
	OneMain Finance Corp.	6.500%	3/15/2033	10,800	10,784
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	78,019	80,634
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	30,140	29,276
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	10,660	11,327
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	24,620	25,742
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	3,885	3,877
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	40,090	41,847
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	23,215	24,032
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	12,720	13,405
[3]	Rfna LP	7.875%	2/15/2030	48,500	48,265
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	13,955	14,473
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	63,785	65,836
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	9,007	9,451
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	57,678	60,142
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	33,381	32,782
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	20,840	20,020
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	8,705	8,182
[3]	Ryan Specialty LLC	5.875%	8/1/2032	21,807	22,176
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	77,472	80,043
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	2,307	2,430
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	17,280	17,652
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	7,120	7,414
[3]	United Wholesale Mortgage LLC	5.500%	11/15/2025	19,920	19,920
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	18,225	18,249
[3]	United Wholesale Mortgage LLC	5.500%	4/15/2029	7,250	7,138
[3]	USI Inc.	7.500%	1/15/2032	4,844	5,019
[3]	UWM Holdings LLC	6.625%	2/1/2030	29,520	30,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WEX Inc.	6.500%	3/15/2033	8,760	8,963
					2,403,495
Health Care (6.7%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	108,767	113,804
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	22,472	22,319
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	24,622	24,102
[3]	Avantor Funding Inc.	4.625%	7/15/2028	40,965	40,294
[3]	Avantor Funding Inc.	3.875%	11/1/2029	17,050	16,191
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	57,872	60,476
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	16,625	16,397
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	18,975	18,196
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	9,364	9,271
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	38,125	34,534
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	17,040	15,972
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	26,325	23,504
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	62,143	66,941
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	39,275	41,574
	CVS Health Corp.	6.750%	12/10/2054	17,000	17,676
	CVS Health Corp.	7.000%	3/10/2055	56,100	58,959
[3]	DaVita Inc.	4.625%	6/1/2030	11,017	10,631
[3]	DaVita Inc.	3.750%	2/15/2031	34,490	31,690
[3]	DaVita Inc.	6.875%	9/1/2032	20,725	21,473
[3]	DaVita Inc.	6.750%	7/15/2033	2,570	2,665
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	56,537	59,929
[3,4]	Grifols SA	2.250%	11/15/2027	17,955	20,304
[3,4]	Grifols SA	3.875%	10/15/2028	23,491	26,346
[3]	Grifols SA	4.750%	10/15/2028	17,445	16,860
[3,4]	Grifols SA	7.125%	5/1/2030	13,025	15,781
	HCA Inc.	5.875%	2/15/2026	2,245	2,247
	HCA Inc.	5.875%	2/1/2029	16,720	17,405
[3]	Hologic Inc.	3.250%	2/15/2029	29,875	29,485
[3]	IQVIA Inc.	5.000%	10/15/2026	41,558	41,513
[3]	IQVIA Inc.	5.000%	5/15/2027	28,152	28,151
[3]	IQVIA Inc.	6.250%	6/1/2032	18,058	18,795
[3]	Jazz Securities DAC	4.375%	1/15/2029	22,850	22,382
[3]	LifePoint Health Inc.	11.000%	10/15/2030	10,888	12,003
[3]	Medline Borrower LP	3.875%	4/1/2029	119,972	116,551
[3]	Medline Borrower LP	5.250%	10/1/2029	77,549	77,225
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	20,930	21,537
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	29,341	27,895
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	5,238	4,694
[3]	Radiology Partners Inc.	8.500%	7/15/2032	13,070	13,610
[3,4]	Rossini Sarl	6.750%	12/31/2029	28,280	34,348
[4]	Rossini Sarl	6.750%	12/31/2029	3,500	4,251
[3]	Star Parent Inc.	9.000%	10/1/2030	71,057	75,875
[3]	Surgery Center Holdings Inc.	7.250%	4/15/2032	16,476	16,980
[3]	Teleflex Inc.	4.250%	6/1/2028	34,312	33,565
	Tenet Healthcare Corp.	5.125%	11/1/2027	4,670	4,669
	Tenet Healthcare Corp.	4.625%	6/15/2028	19,080	19,002
	Tenet Healthcare Corp.	6.125%	10/1/2028	27,563	27,595
	Tenet Healthcare Corp.	4.250%	6/1/2029	10,405	10,160
	Tenet Healthcare Corp.	4.375%	1/15/2030	32,235	31,462
	Tenet Healthcare Corp.	6.125%	6/15/2030	60,510	61,619
	Tenet Healthcare Corp.	6.750%	5/15/2031	41,920	43,490
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	24,276	23,888
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	5,358	5,356
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	30,510	31,660
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10,582	10,647
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	5,480	5,992
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5,725	6,552
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	34,735	36,258
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	12,560	9,444
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	8,000	8,260
					1,720,455
Industrials (7.7%)
[3]	ADT Security Corp.	5.875%	10/15/2033	12,740	12,920
[3]	Air Canada	3.875%	8/15/2026	50,323	49,948
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	31,200	32,518
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	53,710	55,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	6,785	6,644
[3]	Allison Transmission Inc.	4.750%	10/1/2027	1,940	1,929
[3]	Allison Transmission Inc.	5.875%	6/1/2029	2,340	2,359
[3]	Allison Transmission Inc.	3.750%	1/30/2031	1,461	1,348
[3]	American Airlines Inc.	7.250%	2/15/2028	10,312	10,549
[3]	American Airlines Inc.	8.500%	5/15/2029	18,391	19,185
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	4,162	4,169
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	56,224	56,629
[3]	Aramark Services Inc.	5.000%	2/1/2028	37,167	37,102
[3]	Arcosa Inc.	6.875%	8/15/2032	5,592	5,841
	ATI Inc.	7.250%	8/15/2030	30,100	31,613
[3]	Axon Enterprise Inc.	6.250%	3/15/2033	1,764	1,829
[3]	Bombardier Inc.	8.750%	11/15/2030	11,350	12,252
[3]	Bombardier Inc.	7.250%	7/1/2031	11,740	12,465
[3]	Bombardier Inc.	7.000%	6/1/2032	8,925	9,362
[3]	Bombardier Inc.	6.750%	6/15/2033	3,145	3,301
[3]	BWX Technologies Inc.	4.125%	6/30/2028	29,351	28,687
[3]	BWX Technologies Inc.	4.125%	4/15/2029	48,969	47,751
[3]	Chart Industries Inc.	7.500%	1/1/2030	6,290	6,558
[3]	Chart Industries Inc.	9.500%	1/1/2031	8,690	9,293
[3]	Clean Harbors Inc.	5.125%	7/15/2029	25,851	25,716
[3]	Clean Harbors Inc.	6.375%	2/1/2031	20,716	21,226
[3]	Clean Harbors Inc.	5.750%	10/15/2033	45,861	46,864
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	98,955	101,697
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	13,110	13,592
[3]	Enpro Inc.	6.125%	6/1/2033	7,520	7,714
[3]	Entegris Inc.	4.375%	4/15/2028	52,005	51,081
[3]	Entegris Inc.	4.750%	4/15/2029	39,230	38,959
[3]	Entegris Inc.	3.625%	5/1/2029	15,061	14,329
[3]	Entegris Inc.	5.950%	6/15/2030	8,995	9,124
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	87,101	84,212
[3]	Garda World Security Corp.	4.625%	2/15/2027	2,211	2,194
[3]	Garda World Security Corp.	7.750%	2/15/2028	8,230	8,422
[3]	Garda World Security Corp.	8.250%	8/1/2032	21,672	22,060
[3]	Gates Corp.	6.875%	7/1/2029	11,118	11,538
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	17,975	18,330
[3]	Goat Holdco LLC	6.750%	2/1/2032	46,040	47,218
[3]	Herc Holdings Inc.	5.500%	7/15/2027	51,222	51,217
[3]	Herc Holdings Inc.	6.625%	6/15/2029	8,785	9,075
[3]	Herc Holdings Inc.	7.000%	6/15/2030	6,875	7,198
[3]	Herc Holdings Inc.	7.250%	6/15/2033	26,055	27,477
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	82,926	81,485
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	1,840	1,775
[3,4]	Q-Park Holding I BV	2.000%	3/1/2027	10,440	11,921
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	19,705	23,419
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	8,495	8,687
[3]	Reworld Holding Corp.	4.875%	12/1/2029	41,256	38,729
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	9,610	9,402
	Spirit AeroSystems Inc.	3.850%	6/15/2026	1,960	1,951
[3]	Spirit AeroSystems Inc.	9.375%	11/30/2029	44,951	47,229
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	34,875	38,316
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	23,199	26,762
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	35,331	35,284
[3]	TopBuild Corp.	3.625%	3/15/2029	1,940	1,871
[3]	TopBuild Corp.	4.125%	2/15/2032	6,605	6,221
[3]	TopBuild Corp.	5.625%	1/31/2034	10,340	10,379
[3]	TransDigm Inc.	6.750%	8/15/2028	79,926	81,615
	TransDigm Inc.	4.625%	1/15/2029	7,010	6,896
[3]	TransDigm Inc.	6.375%	3/1/2029	80,213	82,368
[3]	TransDigm Inc.	6.875%	12/15/2030	13,075	13,570
[3]	TransDigm Inc.	7.125%	12/1/2031	28,085	29,344
[3]	TransDigm Inc.	6.625%	3/1/2032	18,481	19,108
[3]	TransDigm Inc.	6.000%	1/15/2033	13,560	13,783
[3]	TransDigm Inc.	6.375%	5/31/2033	34,453	35,133
[3]	TransDigm Inc.	6.250%	1/31/2034	4,345	4,490
[3]	United Airlines Inc.	4.375%	4/15/2026	27,710	27,654
[3]	United Airlines Inc.	4.625%	4/15/2029	34,594	34,262
	United Rentals North America Inc.	5.500%	5/15/2027	14,541	14,560
	United Rentals North America Inc.	4.875%	1/15/2028	58,416	58,362
	United Rentals North America Inc.	4.000%	7/15/2030	27,117	26,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Rentals North America Inc.	3.875%	2/15/2031	16,500	15,639
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	22,560	23,274
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	18,045	18,859
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	9,535	9,961
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	15,360	15,158
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	16,495	16,976
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	15,800	16,531
					1,985,587
Materials (9.5%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	2,435	2,427
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	18,336	18,670
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	3,495	3,583
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	16,815	17,397
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	3,585	3,749
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/2027	1,893	1,896
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	26,400	25,201
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	57,421	53,593
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/2026	38,325	35,639
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	17,208	4,166
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	48,672	11,982
[3]	Avient Corp.	7.125%	8/1/2030	47,805	49,195
[3]	Avient Corp.	6.250%	11/1/2031	6,020	6,147
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	20,930	21,950
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	51,169	48,669
	Ball Corp.	6.875%	3/15/2028	22,160	22,545
	Ball Corp.	6.000%	6/15/2029	11,620	11,904
	Ball Corp.	2.875%	8/15/2030	2,600	2,378
	Ball Corp.	5.500%	9/15/2033	3,460	3,500
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	22,093	22,127
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	8,385	8,385
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	12,200	11,550
	Celanese US Holdings LLC	6.500%	4/15/2030	29,835	29,582
	Celanese US Holdings LLC	6.750%	4/15/2033	44,535	43,886
	Chemours Co.	5.375%	5/15/2027	27,490	27,389
[3]	Chemours Co.	5.750%	11/15/2028	28,650	27,519
[3]	Chemours Co.	4.625%	11/15/2029	33,961	29,947
[3]	Chemours Co.	8.000%	1/15/2033	13,430	12,955
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	30,440	31,278
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2,910	2,975
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	38,198	40,021
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	23,445	24,253
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	9,560	9,936
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	27,900	28,015
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	26,170	26,464
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	25,560	25,626
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	43,025	43,168
	Commercial Metals Co.	4.125%	1/15/2030	8,740	8,406
	Commercial Metals Co.	4.375%	3/15/2032	19,045	18,010
[3]	Constellium SE	5.625%	6/15/2028	15,529	15,497
[3]	Constellium SE	3.750%	4/15/2029	36,000	34,375
[3,4]	Constellium SE	5.375%	8/15/2032	14,925	17,889
[3]	Constellium SE	6.375%	8/15/2032	7,320	7,526
[3]	Crown Americas LLC	5.875%	6/1/2033	15,085	15,306
[3]	Element Solutions Inc.	3.875%	9/1/2028	35,633	34,486
[3]	First Quantum Minerals Ltd.	9.375%	3/1/2029	3,591	3,801
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	7,665	8,024
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	17,166	18,238
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	4,000	4,154
	FMC Corp.	5.650%	5/18/2033	11,440	10,939
	FMC Corp.	8.450%	11/1/2055	16,425	15,931
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	10,676	11,023
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	18,833	18,237
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	21,227	22,097
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	7,870	7,853
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	61,912	59,801
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	10,705	10,130
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	25,263	23,716
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	15,735	15,975
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	30,156	30,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	51,273	50,038
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	23,110	23,539
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	28,202	28,944
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	19,123	19,123
[3,6]	Kaiser Aluminum Corp.	5.875%	3/1/2034	3,900	3,886
[3]	Magnera Corp.	7.250%	11/15/2031	21,414	18,494
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	33,179	33,252
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	12,935	13,557
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	7,480	7,276
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	28,364	30,357
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	15,770	16,726
[3]	Novelis Corp.	4.750%	1/30/2030	37,053	35,770
[3]	Novelis Corp.	6.875%	1/30/2030	4,358	4,524
[3]	Novelis Corp.	3.875%	8/15/2031	37,212	34,091
[3]	Novelis Corp.	6.375%	8/15/2033	4,070	4,127
[3]	Olin Corp.	6.625%	4/1/2033	7,263	7,199
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	35,530	33,990
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	78,877	78,949
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	68,018	67,729
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	35,665	35,674
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	40,473	39,669
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	46,884	45,860
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	48,590	49,425
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	31,740	32,611
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	56,139	58,276
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	22,565	23,466
[3]	Sealed Air Corp.	4.000%	12/1/2027	6,025	5,935
[3]	Sealed Air Corp.	5.000%	4/15/2029	7,674	7,620
[3]	Sealed Air Corp.	6.875%	7/15/2033	3,745	4,074
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	14,740	14,915
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/2031	9,415	9,866
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	23,045	25,925
[3]	SNF Group SACA	3.125%	3/15/2027	21,539	21,026
[3]	SNF Group SACA	3.375%	3/15/2030	3,150	2,914
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	8,495	8,487
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	8,920	9,174
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	3,570	3,645
[3]	Standard Industries Inc.	4.750%	1/15/2028	29,839	29,724
[3]	Standard Industries Inc.	4.375%	7/15/2030	39,150	37,770
[3]	Standard Industries Inc.	3.375%	1/15/2031	48,750	44,426
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	11,385	13,671
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	30,725	31,813
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	20,515	21,447
[3]	Tronox Inc.	4.625%	3/15/2029	71,470	43,964
[3]	Tronox Inc.	9.125%	9/30/2030	26,743	24,407
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	34,375	36,281
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	18,763	17,170
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	11,023	11,047
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	8,972	8,671
					2,432,092
Real Estate (2.2%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	3,632	3,576
	Brandywine Operating Partnership LP	8.300%	3/15/2028	3,160	3,377
	Brandywine Operating Partnership LP	8.875%	4/12/2029	36,432	39,601
	Brandywine Operating Partnership LP	4.550%	10/1/2029	8,950	8,598
	Brandywine Operating Partnership LP	6.125%	1/15/2031	31,565	31,710
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	14,705	15,747
	Hudson Pacific Properties LP	3.950%	11/1/2027	22,890	21,918
	Hudson Pacific Properties LP	5.950%	2/15/2028	35,106	34,313
	Hudson Pacific Properties LP	4.650%	4/1/2029	17,515	16,138
	Hudson Pacific Properties LP	3.250%	1/15/2030	17,300	14,803
[3]	Iron Mountain Inc.	4.875%	9/15/2027	36,420	36,311
[3]	Iron Mountain Inc.	7.000%	2/15/2029	33,400	34,417
[3]	Iron Mountain Inc.	4.875%	9/15/2029	58,006	57,244
[3]	Iron Mountain Inc.	5.250%	7/15/2030	31,100	30,971
[3]	Iron Mountain Inc.	4.500%	2/15/2031	11,180	10,740
[3]	Iron Mountain Inc.	5.625%	7/15/2032	14,575	14,581
[3]	Iron Mountain Inc.	6.250%	1/15/2033	9,010	9,228
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	429	415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	4,600	3,765
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	19,245	13,653
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	4,860	5,819
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	49,295	51,804
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	7,353	7,535
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	10,325	10,619
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	3,365	3,475
	SBA Communications Corp.	3.875%	2/15/2027	11,065	10,940
	SBA Communications Corp.	3.125%	2/1/2029	10,805	10,213
	Service Properties Trust	5.500%	12/15/2027	9,400	9,167
[3]	Service Properties Trust	0.000%	9/30/2028	4,985	4,400
	Service Properties Trust	8.375%	6/15/2029	23,253	23,137
[3]	XHR LP	4.875%	6/1/2029	5,760	5,630
[3]	XHR LP	6.625%	5/15/2030	6,175	6,307
					550,152
Technology (5.5%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	31,725	33,011
[3]	Amkor Technology Inc.	5.875%	10/1/2033	5,574	5,673
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	83,325	81,622
[3]	CACI International Inc.	6.375%	6/15/2033	21,695	22,556
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	4,685	3,878
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	18,459	15,491
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	81,591	82,217
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	36,725	37,973
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	85,656	90,040
[3]	Cloud Software Group Inc.	6.625%	8/15/2033	12,285	12,318
[3]	Coherent Corp.	5.000%	12/15/2029	43,655	43,221
	Cotiviti Corp.	7.625%	5/1/2031	7,751	7,597
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	11,875	12,030
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	40,150	41,885
[3]	Gen Digital Inc.	6.250%	4/1/2033	9,380	9,650
[3]	Imola Merger Corp.	4.750%	5/15/2029	176,057	173,824
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	7,185	7,421
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	6,768	7,068
[3]	McAfee Corp.	7.375%	2/15/2030	104,651	96,280
[3]	NCR Atleos Corp.	9.500%	4/1/2029	35,410	38,230
	Nokia of America Corp.	6.500%	1/15/2028	56,315	56,351
	Nokia of America Corp.	6.450%	3/15/2029	88,727	90,043
[3]	Open Text Corp.	3.875%	2/15/2028	55,222	53,738
[3]	Open Text Corp.	3.875%	12/1/2029	43,220	40,898
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	33,435	31,954
[3]	Open Text Holdings Inc.	4.125%	12/1/2031	16,355	15,227
[3]	Rocket Software Inc.	9.000%	11/28/2028	53,930	55,567
[3]	Rocket Software Inc.	6.500%	2/15/2029	23,197	22,587
[3]	Science Applications International Corp.	5.875%	11/1/2033	3,975	3,964
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	102,216	102,220
[3]	UKG Inc.	6.875%	2/1/2031	90,670	93,316
	Western Digital Corp.	4.750%	2/15/2026	6,515	6,509
	X Corp.	9.500%	10/29/2029	18,170	18,215
					1,412,574
Utilities (2.3%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	17,666	17,722
[3]	Calpine Corp.	4.500%	2/15/2028	25,100	25,023
[3]	Calpine Corp.	4.625%	2/1/2029	5,919	5,880
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	30,596	30,415
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	92,260	85,493
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	15,926	14,417
	Edison International	8.125%	6/15/2053	13,050	13,477
	Edison International	7.875%	6/15/2054	40,950	42,185
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	34,055	34,398
[3]	NRG Energy Inc.	5.750%	7/15/2029	7,575	7,608
[3]	NRG Energy Inc.	5.750%	1/15/2034	15,850	15,954
[3]	NRG Energy Inc.	6.250%	11/1/2034	10,595	10,913
[3]	NRG Energy Inc.	6.000%	1/15/2036	19,805	20,139
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	4,535	4,417
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	12,970	12,335
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	15,690	16,084
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	11,775	12,191
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	3,322	3,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	4,140	3,971
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	20,315	20,320
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	13,564	13,323
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	20,767	22,042
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	9,005	9,460
[3,6]	VoltaGrid LLC	7.375%	11/1/2030	4,915	4,998
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	42,125	41,504
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	5,260	5,145
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	60,770	62,511
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	24,610	25,757
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	18,235	19,122
					600,115
Total Corporate Bonds (Cost $21,582,822)					21,840,716
Floating Rate Loan Interests (3.6%)
[5]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.215%	9/21/2031	12,664	12,543
[5]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.134%	5/28/2032	8,303	8,331
[5]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	19,646	19,634
[5]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.327%	8/19/2028	15,898	15,950
[5]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.215%	9/19/2030	3,841	3,832
[5]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.215%	9/19/2030	11,576	11,525
[5]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.329%	1/31/2028	3,880	3,797
[5]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.715%	2/15/2029	29,772	29,623
[5]	Barnes Group Inc. Term Loan B, TSFR1M + 2.750%	6.715%	1/27/2032	10,627	10,605
[5]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.215%	1/15/2031	41,805	41,979
[5]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	12,275	12,326
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.500%	6.742%	10/16/2031	36,126	36,276
[5]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.002%	1/31/2031	12,565	12,565
[5]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	12,805	12,853
[5]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.465%	7/1/2031	20,294	20,337
[5]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.252%	7/6/2029	9,375	7,692
[5,7]	Chobani LLC	—%	10/22/2032	4,245	4,256
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.715%	1/28/2032	41,415	41,277
[5]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.215%	4/1/2032	3,278	3,270
[5]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.884%	3/26/2032	13,322	12,772
[5]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	6.715%	1/31/2030	11,598	11,627
[5,7]	Dayforce Inc.	—%	10/7/2032	61,835	61,526
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	7.965%	4/23/2031	34,591	34,358
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	6,517	6,524
[5]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	1,193	1,194
[5]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	7.006%	6/27/2031	17,572	17,484
[5]	Froneri Lux Finco Sarl Term Loan, TSFR6M + 2.500%	6.372%	8/2/2032	18,770	18,748
[5]	Frontier Communications Corp. Term Loan B, TSFR1M + 2.500%	6.532%	7/1/2031	5,551	5,551
[5]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 2.500%	6.465%	6/2/2031	120	120
[5]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.854%	9/13/2032	9,545	9,589
[5]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	6.715%	3/7/2032	5,642	5,656
[5]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.715%	2/15/2031	26,208	26,241
[5]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	6.120%	6/20/2030	21,895	21,956
[5]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.465%	12/15/2027	43,947	44,005
[5]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.753%	8/27/2029	26,285	24,921
[5]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.881%	6/6/2031	17,393	16,780
[5]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.965%	3/1/2029	35,412	33,597
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.000%	5.965%	10/23/2028	26,890	26,913
[5]	Medline Borrower LP Term Loan B, TSFR1M + 2.000%	5.965%	10/23/2030	17,073	17,074
[5]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.235%	8/16/2030	15,845	15,812
[5]	Opal Bidco SAS Term Loan B, TSFR3M + 3.000%	6.902%	4/28/2032	13,530	13,585
[5]	Peraton Corp. Term Loan B, TSFR3M + 3.750%	7.690%	2/1/2028	24,567	21,149
[5]	Qnity Electronics Inc. Term Loan B, TSFR6M + 2.000%	5.698%	10/31/2032	7,185	7,176
[5]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.215%	2/10/2032	13,522	13,532
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.715%	11/28/2028	9,433	9,381
[5]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.580%	7/9/2032	9,040	9,078
[5]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.465%	7/31/2031	22,961	22,951
[5]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.815%	10/15/2028	8,531	8,168
[5,7]	Staples Inc.	—%	9/10/2029	2,900	2,710
[5]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.002%	9/27/2030	32,503	32,536
[5]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 3.000%	7.197%	4/30/2030	4,905	4,932
[5]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	6.752%	5/6/2031	7,778	7,758
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	24,486	24,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.465%	1/30/2031	23,282	23,211
Total Floating Rate Loan Interests (Cost $927,848)					922,071
				Shares
Common Stocks (0.0%)
Other (0.0%)
*	Luxco Co. Ltd. (Cost $5,977)			353,998	5,939
		Coupon
Temporary Cash Investments (4.2%)
Money Market Fund (0.8%)
[8]	Vanguard Market Liquidity Fund	4.141%		2,103,170	210,317
			Maturity Date	Face Amount ($000)
Repurchase Agreements (3.4%)
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $20,707, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 7/1/2028–10/1/2055, with a value of $21,114)	4.150%	11/3/2025	20,700	20,700
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $100,035, collateralized by U.S. Treasury Obligations 0.500%–6.500%, 4/30/2026–2/15/2050, with a value of $102,000)	4.150%	11/3/2025	100,000	100,000
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $120,042, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 10/1/2033–9/1/2055, with a value of $122,400)	4.160%	11/3/2025	120,000	120,000
	Credit Agricole Securities (Dated 10/31/2025, Repurchase Value $188,665, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–6.750%, 12/12/2025–10/30/2040, with a value of $192,372)	4.140%	11/3/2025	188,600	188,600
	JP Morgan Securities, LLC (Dated 10/31/2025, Repurchase Value $110,038, collateralized by U.S. Treasury Obligations 0.000%–6.250%, 1/15/2026–5/15/2030, with a value of $112,200)	4.140%	11/3/2025	110,000	110,000
	JP Morgan Securities, LLC (Dated 10/31/2025, Repurchase Value $135,947, collateralized by U.S. Treasury Obligations 3.750%–4.625%, 10/31/2027–4/30/2031, with a value of $138,618)	4.140%	11/3/2025	135,900	135,900
	Nomura International plc (Dated 10/31/2025, Repurchase Value $95,033, collateralized by U.S. Treasury Obligations 2.250%–3.948%, 7/31/2026–5/31/2030, with a value of $96,900)	4.140%	11/3/2025	95,000	95,000
	RBC Capital Markets LLC (Dated 10/31/2025, Repurchase Value $51,718, collateralized by U.S. Treasury Obligations 1.750%–4.500%, 12/15/2027–8/15/2043, with a value of $52,734)	4.160%	11/3/2025	51,700	51,700
	TD Securities (USA) LLC (Dated 10/31/2025, Repurchase Value $40,414, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 8/1/2032–10/1/2055, with a value of $41,208)	4.160%	11/3/2025	40,400	40,400
					862,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	3.715%–3.723%	10/29/2026	9,691	9,347
Total Temporary Cash Investments (Cost $1,081,952)				1,081,964
Total Investments (99.0%) (Cost $25,123,777)				25,381,901
Other Assets and Liabilities—Net (1.0%)				255,794
Net Assets (100%)				25,637,695
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $58,995 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $25,798 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $18,226,229, representing 71.1% of net assets.
4	Face amount denominated in euro.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
7	Represents an unsettled loan as of October 31, 2025. The coupon rate is not known until the settlement date.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	3,321	691,572	(384)
5-Year U.S. Treasury Note	December 2025	6,930	756,832	(245)
10-Year U.S. Treasury Note	December 2025	2,659	299,595	1,264
Long U.S. Treasury Bond	December 2025	496	58,187	1,574
Ultra 10-Year U.S. Treasury Note	December 2025	1,688	194,938	2,159
Ultra Long U.S. Treasury Bond	December 2025	114	13,826	483
				4,851

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(532)	(58,100)	131
10-Year U.S. Treasury Note	December 2025	(65)	(7,324)	44
Euro-Bobl	December 2025	(1,267)	(172,708)	(704)
Euro-Schatz	December 2025	(1,249)	(154,159)	(23)
Long U.S. Treasury Bond	December 2025	(127)	(14,899)	(260)
Ultra Long U.S. Treasury Bond	December 2025	(54)	(6,549)	(4)
				(816)
				4,035

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	11/28/2025	EUR	9,666	USD	11,201	—	(42)
JPMorgan Chase Bank, N.A.	11/28/2025	USD	946	CAD	1,325	—	(1)
Deutsche Bank AG	11/28/2025	USD	612,121	EUR	526,133	4,713	—
JPMorgan Chase Bank, N.A.	11/28/2025	USD	5,485	GBP	4,120	73	—
						4,786	(43)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At October 31, 2025, the counterparties had deposited in segregated accounts cash of $13,779 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	75,300	5.000	6,123	4,552
CDX-NA-HY-S45-V1	12/21/2030	USD	697,030	5.000	54,701	1,970
					60,824	6,522
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,531,211	—	1,531,211
Corporate Bonds	—	21,840,716	—	21,840,716
Floating Rate Loan Interests	—	922,071	—	922,071
Common Stocks	—	5,939	—	5,939
Temporary Cash Investments	210,317	871,647	—	1,081,964
Total	210,317	25,171,584	—	25,381,901
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,655	—	—	5,655
Forward Currency Contracts	—	4,786	—	4,786
Swap Contracts[1]	—	6,522	—	6,522
Total	5,655	11,308	—	16,963
Liabilities
Futures Contracts[1]	(1,620)	—	—	(1,620)
Forward Currency Contracts	—	(43)	—	(43)
Total	(1,620)	(43)	—	(1,663)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.